BORROWINGS, LEASE LIABILITIES AND NON-CURRENT FINANCIAL LIABILITIES	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
BORROWINGS, LEASE LIABILITIES AND NON-CURRENT FINANCIAL LIABILITIES

11.	BORROWINGS, LEASE LIABILITIES AND NON-CURRENT FINANCIAL LIABILITIES

Current borrowings at amortized cost

	Amortized Cost
06/30/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	4,680	4,680	4,680
Other borrowings	4,680	4,680	4,680
Of which:
with related parties (Note 15)	4,680	4,680	4,680

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	5,105	5,105	5,105
Other borrowings	5,105	5,105	5,105
Of which:
with related parties (Note 15)	5,105	5,105	5,105

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group and amounted to €4,680 and €5,105 thousand as of June 30, 2024 and December 31, 2023, respectively.

The following tables present details regarding the changes in financial liabilities as of June 30, 2024 and December 31, 2023 that arise from current financial activities:

06/30/2024

	Balance at 12/31/2023	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 06/30/2024
Other borrowings	5,105	-	(425)	-	-	4,680
Total	5,105	-	(425)	-	-	4,680

12/31/2023

	Balance at 12/31/2022	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 12/31/2023
Other Borrowings	4,243	-	862	-	-	5,105
Total	4,243	-	862	-	-	5,105

Lease liabilities

	Balance at 12/31/2023	Additions	Derecognitions	Balance at 06/30/2024
Lease liabilities	-	860	(373)	487
Total	-	860	(373)	487

Financial liabilities associated with financing activities

Non-current financial liabilities.

As of June 30, 2024, non-current financial liabilities included warrants accounted for as liabilities. The fair value of the warrants was derived from quoted prices (Level 1).

The warrants represent rights to purchase Ordinary Shares of Codere Online under pre-established terms. As of December 31, 2023, the warrants correspond to a total of 6,435,000. This amount consists of 185,000 Codere Online Private Warrants, which are warrants included in the Private Placement Units and were each exercisable for one share of DD3 Class A Common Stock at the closing date, and 6,250,000 Codere Online Public Warrants, which are warrants included in the Public Units, also exercisable for one share of DD3 Class A Common Stock. These rights were converted into Codere Online warrants following the merger with DD3, maintaining the conditions outlined in the Warrant Amendment Agreement entered into in connection with the Merger.

As of June 30, 2024, the warrant liabilities amounted to €6,162 thousand in the aggregate (as of December 31, 2023, the fair value of the warrant liabilities amounted to €408 thousand). The change in fair value of the warrants was recorded in the Unaudited Interim Consolidated Income Statements as net financial results.